Equity - Total Number of Shares Authorized and Issued (Detail) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Total number of authorized shares
Common shares, no par value	7,086,000,000	7,086,000,000	7,086,000,000
Total number of issued shares
Balance at beginning of year	5,280,000,000	5,280,000,000	1,811,428,430
Changes during the year	(747,000,000)		3,468,571,570
Balance at end of year	4,533,000,000	5,280,000,000	5,280,000,000